Commitments and Contingencies (Details 3) - USD ($) $ in Millions	60 Months Ended
	Dec. 31, 2021	Jan. 04, 2016
Subsequent Event [Line Items]
Operating Lease, Annual Minimum Lease Payments	$ 17
Subsequent Event [Member]
Subsequent Event [Line Items]
LeasePurchaseOption		$ 150